CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - CNY (¥) ¥ in Thousands	Total	Share capital	Shares held for share option scheme	Other reserves	Accumulated losses	Noncontrolling interest	Total
Beginning balance, equity at Dec. 31, 2016	¥ 233,798		¥ (88,280)	¥ 862,162	¥ (540,084)		¥ 233,798
Loss for the year	(606,956)				(606,956)		(606,956)
Total comprehensive loss for the year	(606,956)				(606,956)		(606,956)
Transactions with equity holders:
Capital contribution from the then owners	337,838			337,838			337,838
Issuance of ordinary shares	60	¥ 60					60
Share-based payments	376			376			376
Total transactions with equity holders at their capacity as equity holders for the year	338,274	60		338,214			338,274
Ending balance, equity at Dec. 31, 2017	(34,884)	60	(88,280)	1,200,376	(1,147,040)		(34,884)
Loss for the year	(1,195,712)				(1,195,712)	¥ 5,427	(1,190,285)
- Foreign currency translation differences	396,520			396,520			396,520
Total comprehensive loss for the year	(799,192)			396,520	(1,195,712)	5,427	(793,765)
Transactions with equity holders:
Issuance of ordinary shares	4,730,381	6		4,730,375			4,730,381
Acquisition of subsidiary						105,174	105,174
Recognition of redemption liability	(183,569)			(183,569)			(183,569)
Share-based payments	7,751			7,751			7,751
Total transactions with equity holders at their capacity as equity holders for the year	4,554,563	6		4,554,557		105,174	4,659,737
Ending balance, equity at Dec. 31, 2018	3,720,487	66	(88,280)	6,151,453	(2,342,752)	110,601	3,831,088
Loss for the year	(1,660,566)				(1,660,566)	(26,946)	(1,687,512)
- Foreign currency translation differences	78,775			78,775			78,775
-Fair value changes on financial assets at fair value through other comprehensive income	40			40			40
Total comprehensive loss for the year	(1,581,751)			78,815	(1,660,566)	(26,946)	(1,608,697)
Transactions with equity holders:
Issuance of ordinary shares	192,082			192,082			192,082
Issuance of ordinary shares upon initial public offering	2,007,035	7		2,007,028			2,007,035
Acquisition of subsidiary						17,774	17,774
Recognition of redemption liability	(44,105)			(44,105)			(44,105)
Share-based payments	76,364			76,364			76,364
Contribution from non-controlling interests						49,000	49,000
Total transactions with equity holders at their capacity as equity holders for the year	2,231,376	7		2,231,369		66,774	2,298,150
Ending balance, equity at Dec. 31, 2019	¥ 4,370,112	¥ 73	¥ (88,280)	¥ 8,461,637	¥ (4,003,318)	¥ 150,429	¥ 4,520,541